OPERATING LEASES (Schedule of Revenues by Lease and Non-Lease Components) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Leases [Abstract]
Base rent - fixed	$ 17,392,398	$ 19,126,372
Reimbursements of common area costs	781,119	769,767
Non-lease components (real estate taxes)	1,358,329	1,190,315
Rental income	$ 19,531,846	$ 21,086,454